Stock Based Compensation (Details 4)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Classified RSUs [Member]
Schedule of restricted stock unit programs outstanding
Number of options outstanding, Beginning Balance	20,940	0	109,146
Granted	196,397	20,940
Redeemed			(109,146)
Number of options outstanding, Ending Balance	217,337	20,940	0
Liability Classified RSUs [Member]
Schedule of restricted stock unit programs outstanding
Number of options outstanding, Beginning Balance	34,847	12,100	6,033
Granted	3,150	26,000	8,500
Dividend equivalents	948	383	74
Redeemed	(10,180)	(3,636)	(2,507)
Number of options outstanding, Ending Balance	28,765	34,847	12,100
Liability Classified DSUs [Member]
Schedule of restricted stock unit programs outstanding
Number of options outstanding, Beginning Balance	174,751	141,149	92,642
Granted	25,693	31,983	47,843
Dividend equivalents	4,621	1,619	664
Number of options outstanding, Ending Balance	205,065	174,751	141,149
Restricted Stock Unit [Member]
Schedule of restricted stock unit programs outstanding
Number of options outstanding, Beginning Balance	230,538	153,249	207,821
Granted	225,240	78,923	56,343
Dividend equivalents	5,569	2,002	738
Redeemed	(10,180)	(3,636)	(111,653)
Number of options outstanding, Ending Balance	451,167	230,538	153,249